Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 4,286,547	$ 5,401,944
Provision for doubtful accounts	(223,728)	(220,733)
Net accounts receivable	$ 4,062,819	$ 5,181,211